UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

		   	   FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
					[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Minis & Co., Inc.
Address:	115 E. Bay Street
		Savannah, GA  31412

13F File Number:	28-1468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Russell W. Carpenter
Title:	President
Phone:	912-233-4715
Signature, Place, and Date of Signing:

	Russell W. Carpenter	Savannah, Georgia	 July 23, 2001

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ] 		13F NOTICE

[     ]		13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

				FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:		0

Form13F Information Table Entry Total:	78

Form13F Information Table Value Total:	234845

List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner Inc.           COM              00184A105     8861   167184 SH       SOLE                                     167184
AT&T Corp.                     COM              001957109      508    23093 SH       SOLE                                      23093
AT&T Corp.-Liberty Media Group COM              001957208     1069    61100 SH       SOLE                                      61100
Allstate Corp.                 COM              020002101     3103    70548 SH       SOLE                                      70548
American Express Co.           COM              025816109     5559   143270 SH       SOLE                                     143270
American Home Products         COM              026609107     5259    89520 SH       SOLE                                      89520
American Intl. Group           COM              026874107     1020    12000 SH       SOLE                                      12000
Amgen Corp.                    COM              031162100     5256    86620 SH       SOLE                                      86620
Amsouth Bancorporation         COM              032165102     1857   100422 SH       SOLE                                     100422
Autonation Inc.                COM              05329w102      232    20000 SH       SOLE                                      20000
Avon Products                  COM              054303102     2173    46953 SH       SOLE                                      46953
BP Amoco PLC Spons ADR         COM              055622104     4184    83934 SH       SOLE                                      83934
Bank of America Corp.          COM              060505104     5980    99619 SH       SOLE                                      99619
Bell South Corp.               COM              079860102     1745    43322 SH       SOLE                                      43322
Boston Scientific Corp.        COM              101137107     1057    62150 SH       SOLE                                      62150
Bristol Myers Squibb Co.       COM              110122108      877    16770 SH       SOLE                                      16770
CVS Corp.                      COM              126650100      880    22792 SH       SOLE                                      22792
Charming Shoppes, Inc.         COM              161133103      150    25000 SH       SOLE                                      25000
Chevron Corp.                  COM              166751107      208     2300 SH       SOLE                                       2300
Coca Cola Co.                  COM              191216100      928    20629 SH       SOLE                                      20629
Conoco Class B                 COM              208251405     4847   167714 SH       SOLE                                     167714
Costco Wholesale Corp.         COM              22160k105     5811   141450 SH       SOLE                                     141450
Disney (Walt) Co.              COM              254687106     6236   215845 SH       SOLE                                     215845
Dow Jones & Co.                COM              260561105      340     5700 SH       SOLE                                       5700
DuPont                         COM              263534109      289     5982 SH       SOLE                                       5982
Emerson Electric Co.           COM              291011104     2719    44935 SH       SOLE                                      44935
Enron Corp.                    COM              293561106      255     5200 SH       SOLE                                       5200
Exxon Mobil Corp.              COM              30231G102     8829   101073 SH       SOLE                                     101073
Finlay Enterprises, Inc.       COM              317884203      169    15000 SH       SOLE                                      15000
First Union Corp.              COM              337358105     4643   132876 SH       SOLE                                     132876
Gannett Co. Inc.               COM              364730101     9212   139787 SH       SOLE                                     139787
General Electric Co.           COM              369604103    13739   281831 SH       SOLE                                     281831
General Motors Corp Cl H       COM              370442832     2941   140975 SH       SOLE                                     140975
Goldman Sachs Group            COM              38141g104      957    11150 SH       SOLE                                      11150
Goodrich Corporation           COM              382388106     4122   108525 SH       SOLE                                     108525
H. J. Heinz Co.                COM              423074103     4152   101550 SH       SOLE                                     101550
Healthsouth Corporation        COM              421924101      176    11000 SH       SOLE                                      11000
Hewlett - Packard              COM              428236103     3290   115030 SH       SOLE                                     115030
Home Depot Inc.                COM              437076102     5727   123031 SH       SOLE                                     123031
HomeBase Inc.                  COM              43738e108       69    20000 SH       SOLE                                      20000
Horace Mann Educators Corp     COM              440327104      240    11125 SH       SOLE                                      11125
Int'l Business Machines Corp.  COM              459200101     7238    64057 SH       SOLE                                      64057
Intel Corp.                    COM              458140100     3131   107046 SH       SOLE                                     107046
International Speedway Corp. C COM              460335102      934    22500 SH       SOLE                                      22500
Interpublic Group of Cos Inc.  COM              460690100      233     7948 SH       SOLE                                       7948
Jefferson - Pilot              COM              475070108     1758    36391 SH       SOLE                                      36391
Johnson & Johnson              COM              478160104    10449   208984 SH       SOLE                                     208984
Kraft Foods                    COM              50075n104      586    18900 SH       SOLE                                      18900
Lowe's Cos.                    COM              548661107      283     3900 SH       SOLE                                       3900
Manor Care, Inc.               COM              564055101      222     7000 SH       SOLE                                       7000
Media General Inc Cl A         COM              584404107      460    10000 SH       SOLE                                      10000
Merck & Co. Inc.               COM              589331107     9824   153711 SH       SOLE                                     153711
Minnesota Mining & Mfg. Co.    COM              604059105     7078    62035 SH       SOLE                                      62035
Morgan Stanley Dean Witter & C COM              617446448     9000   140116 SH       SOLE                                     140116
Murphy Oil Corp.               COM              626717102     2988    40603 SH       SOLE                                      40603
News Corp Pfd Class A          COM              652487802      275     8500 SH       SOLE                                       8500
Pepsico Inc.                   COM              713448108     1295    29305 SH       SOLE                                      29305
Pfizer, Inc.                   COM              717081103     5625   140458 SH       SOLE                                     140458
Pharmacia Corp.                COM              71713u102      723    15740 SH       SOLE                                      15740
Philip Morris Cos. Inc.        COM              718154107      457     9000 SH       SOLE                                       9000
Phillips Petroleum             COM              718507106      596    10450 SH       SOLE                                      10450
Procter & Gamble               COM              742718109     2371    37163 SH       SOLE                                      37163
Qualcomm Inc.                  COM              747525103      684    11700 SH       SOLE                                      11700
Rite Aid                       COM              767754104      118    13075 SH       SOLE                                      13075
Schering-Plough                COM              806605101     4393   121225 SH       SOLE                                     121225
Schlumberger Ltd.              COM              806857108     1170    22220 SH       SOLE                                      22220
Sears, Roebuck & Co.           COM              812387108     7394   174765 SH       SOLE                                     174765
Standard & Poor's Dep. Rcpts.  COM              78462f103      782     6375 SH       SOLE                                       6375
SunTrust Banks Inc.            COM              867914103      214     3300 SH       SOLE                                       3300
Texaco Inc.                    COM              881694103     6026    90398 SH       SOLE                                      90398
Tosco Corp.                    COM              891490302     2780    63100 SH       SOLE                                      63100
U. S. Bancorp                  COM              902973304     2708   118837 SH       SOLE                                     118837
United Parcel Service Cl B     COM              911312106     4138    71590 SH       SOLE                                      71590
United Technologies Corp.      COM              913017109     6091    83145 SH       SOLE                                      83145
Verizon Communications         COM              92343v104      732    13688 SH       SOLE                                      13688
Wal-Mart Stores                COM              931142103      415     8500 SH       SOLE                                       8500
Wells Fargo & Co.              COM              949746101      525    11300 SH       SOLE                                      11300
WorldCom Inc.-WorldCom Group   COM              98157d106     1482   104355 SH       SOLE                                     104355